Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Liabilities Abstract
Schedule of other liabilities
December 31,		December 31,
	2020		2019
	$		$
Current
Profit-sharing and other employee related obligations (a)	7,267		7,248
Current portion of lease liabilities	295		-

	7,562		7,248

Non-current

Other employee related obligations	1,426		1,297
Lease Liabiilities	781		257
	2,207		1,554